Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Transfers into Level 3	¥ 72,155	¥ 39,322
Transfers out of Level 3	¥ 1,311	¥ 2,920